Stock-based and Deferred Compensation Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based compensation, stock options, activity
The following table presents a summary of the Company’s stock option activity for the year ended December 31, 2012 (in thousands, except exercise price and contractual life):

	OPTIONS	WEIGHTED- AVERAGE EXERCISE PRICE	WEIGHTED- AVERAGE REMAINING CONTRACTUAL LIFE (YEARS)	AGGREGATE INTRINSIC VALUE
Outstanding at December 31, 2011	11,943	$7.50	7.5	$53,989
Granted	872	14.23
Exercised	(136)	6.50
Forfeited or expired	(300)	7.20
Outstanding at December 31, 2012	12,379	$7.99	6.7	$94,710
Exercisable at December 31, 2012	7,293	$7.41	6.0	$60,026

Schedule of assumptions used to calculate fair value of options
The following assumptions were used to calculate the fair value of options granted for the periods indicated:

	THREE MONTHS ENDED MARCH 31,
	2013	2012
Weighted-average risk-free interest rate	1.09%	1.15%
Dividend yield	—%	—%
Expected term	6.3 years	6.5 years
Weighted-average volatility	48.6%	55.5%

The following assumptions were used to calculate the fair value of options granted for the periods indicated:

	YEARS ENDED DECEMBER 31,
	2012	2011	2010
Weighted-average risk-free interest rate	1.11%	2.09%	1.95%
Dividend yield	—%	—%	—%
Expected term	6.5 years	6.5 years	6.5 years
Weighted-average volatility	48.6%	54.8%	73.9%

Schedule of share-based compensation, restricted stock, activity
Restricted Stock

	NUMBER OF RESTRICTED STOCK AWARDS (in thousands)	WEIGHTED-AVERAGE GRANT DATE FAIR VALUE PER AWARD
Restricted stock outstanding at December 31, 2011	239	$10.00
Granted	314	14.69
Vested	(218)	10.00
Forfeited	(36)	11.93
Restricted stock outstanding at December 31, 2012	299	$14.69

Schedule of share-based compensation, nonvested share, activity
The following table presents a summary of the Company’s stock-based compensation activity for the three months ended March 31, 2013 (in thousands):

	STOCK OPTIONS	RESTRICTED STOCK AWARDS	PERFORMANCE-BASED SHARE UNITS (1)
Outstanding at December 31, 2012	12,379	299	—
Granted	1,282	219	52
Exercised or vested	(1,212)	(3)	—
Forfeited or expired	(243)	(10)	(4)
Outstanding at March 31, 2013	12,206	505	48
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(1)
Share unit amounts represent the target number of PSUs considered granted for accounting recognition based on the establishment of performance targets for future years. The actual number of shares that will be earned upon vesting is dependent upon actual performance and may range from zero to 200% of the target number of shares.